Ordinary Shares	12 Months Ended
Dec. 31, 2017
Ordinary Shares
Ordinary Shares

17. Ordinary Shares

        The Company is authorized to issue 75,000,000 ordinary shares.

        On March 17, 2016, the Company's ADS, each representing one-half of one ordinary share, commenced trading on the Nasdaq Global Select Market. Concurrently, the Company issued 3,750,000 ordinary shares in the form of 7,500,000 ADS for gross proceeds of US$101.3 million. On April 13, 2016, the Company issued an additional 330,000 ordinary shares in the form of 660,000 ADS for gross proceeds of US$8.9 million. Issuance costs totaled US$14.2 million, of which US$12.9 million and US$1.3 million were paid in the years ended December 31, 2016 and 2015 respectively.

        In October 2017, the Company issued 5,684,905 ordinary shares in the form of 11,369,810 ADS for gross proceeds of US$301.3 million. Issuance costs totaled US$8.6 million.

        A summary of ordinary shares transactions (in thousands) is as follows:

	2017	2016	2015
As at January 1	60,706	56,533	53,076
Public offering	5,685	4,080	—
Share option exercises	56	93	243
Exchange of redeemable non-controlling interest (Note 16)	—	—	3,214

As at December 31	66,447	60,706	56,533

        Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.